Overview of consolidation scope	12 Months Ended
Dec. 31, 2020
Overview of consolidation scope
Overview of consolidation scope

31.Overview of consolidation scope

The parent company argenx SE is domiciled in the Netherlands. The Company, argenx SE, has two subsidiaries, argenx BV and argenx IIP BV, based in Belgium. argenx BV has three subsidiary, argenx US, Inc., based in the United States of America, argenx Japan KK, based in Japan and argenx Switzerland SA, based in Switzerland. Details of the Company’s consolidated entities at the end of the reporting period are as follows:

Name	Registration number	Country	Participation	Main activity
argenx SE	COC 24435214	The Netherlands	100.00%	Holding company
argenx BV	0818292196	Belgium	100.00%	Biotechnical research on drugs and pharma processes
argenx IIP BV	0751809485	Belgium	100.00%	Biotechnical research on drugs and pharma processes
argenx US, Inc.	36-4880497	USA	100.00%	Pharmaceuticals and pharmacy supplies merchant wholesalers
argenx Switzerland, SA	CH-660.3.799.020-7	Switzerland	100.00%	Pharmaceuticals and pharmacy supplies merchant wholesalers
argenx Japan KK	0104-01-145183	Japan	100.00%	Pharmaceuticals and pharmacy supplies merchant wholesalers
8.